Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expenses
Share-based compensation expenses	¥ (1,537,740)	¥ (1,509,806)	¥ (1,207,581)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(84,079)	(77,926)	(74,063)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(31,215)	(33,379)	(14,630)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(382,308)	(330,197)	(242,714)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (1,040,138)	¥ (1,068,304)	¥ (876,174)